Income Taxes (Details Textual) (Detail)	12 Months Ended
Dec. 31, 2014 USD ($)
IncomeTaxesTextualAbstract
Effective federal statutory income tax rate, Percent	34.00%
Loss carryforwards begin to expire	2034
Valuation allowance	$ 1,408,000
Income tax examination, likelihood of unfavorable settlement	An uncertain tax position will not be recognized if it has less than a 50% likelihood of being sustained.
Unrecognized tax benefits	$ 0
Unrecognized interest or penalties	0
Domestic Tax Authority
IncomeTaxesTextualAbstract
Net operating loss	1,100,000
Research credit carryforwards	$ 18,000
Credit carry forward begin to expire	2034
State and Local Jurisdiction
IncomeTaxesTextualAbstract
Net operating loss	$ 1,200,000
Research credit carryforwards	$ 16,000
Credit carry forward begin to expire	2029